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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [ ]; Amendment Number:  _____
   This Amendment (Check only one):          [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Canvas Capital Management, L.P.
Address:          101 California Street, Suite 4325
                  San Francisco, CA 94111

Form 13F File Number: 28-11739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter Nussbaum
Title:            Authorized Person
Phone:            203-890-2094

Signature, Place, and Date of Signing:

/s/ Peter Nussbaum           Stamford, Connecticut        November 14, 2006
-----------------------   ---------------------------  -------------------------
     [Signature]                 [City, State]                 [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                               2
                                                           --------

Form 13F Information Table Entry Total:                      21  *
                                                           --------

Form 13F Information Table Value Total:                     $126,894
                                                           ---------
                                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.            Form 13F File Number           Name

     1             28-5608                        S.A.C. Capital Management, LLC
    ---            -------------
     2             28-4043                        S.A.C. Capital Advisors, LLC
    ---            -------------




* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include either of the Other Included Managers as such on their own Forms 13F, are listed herein.


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
                                                              Shares or                                                  Voting
    Name of issuer             Title of              Value    Principle   Shrs/   Put /     Investment      Other     Authorized
                                Class       CUSIP   (x$1000)   Amount      Prn    Call      Discretion     Manager      Shares
APPLIED MICRO CIRCUITS CORP    Common    03822W109    11,849  4,100,000  Shrs              Shared-Defined  1,2         4,100,000
AVANEX CORP                    Common    05348W109       865    500,000  Shrs              Shared-Defined  1,2           500,000
BUSINESS OBJECTS S A           Common    12328X107     8,523    250,000  Shrs              Shared-Defined  1,2           250,000
CHUNGHWA TELECOM CO LTD        Common    17133Q205     7,790    450,000  Shrs              Shared-Defined  1,2           450,000
CITRIX SYS INC                 Common    177376100    10,863    300,000  Shrs              Shared-Defined  1,2           300,000
COMVERSE TECHNOLOGY INC        Common    205862402     4,288    200,000  Shrs              Shared-Defined  1,2           200,000
ELECTRONIC ARTS INC            Common    285512109     8,352    150,000  Shrs              Shared-Defined  1,2           150,000
FOCUS MEDIA HLDG LTD           Common    34415V109    11,874    205,000  Shrs              Shared-Defined  1,2           205,000
GAMESTOP CORP NEW              Common    36467W109     9,256    200,000  Shrs              Shared-Defined  1,2           200,000
HARMONIC INC                   Common    413160102     6,615    900,000  Shrs              Shared-Defined  1,2           900,000
MAGMA DESIGN AUTOMATION        Common    559181102     1,183    130,000  Shrs              Shared-Defined  1,2           130,000
MIPS TECHNOLOGIES INC          Common    604567107     2,025    300,000  Shrs              Shared-Defined  1,2           300,000
NASDAQ 100 TR                  Option    631100954    14,228    350,000           Put      Shared-Defined  1,2           350,000
O2MICRO INTERNATIONAL LTD      Common    67107W100       864    125,000  Shrs              Shared-Defined  1,2           125,000
QIMONDA AG                     Common    746904101     1,700    100,000  Shrs              Shared-Defined  1,2           100,000
QUEST SOFTWARE INC             Common    74834T103     4,284    300,000  Shrs              Shared-Defined  1,2           300,000
REDBACK NETWORKS INC           Common    757209507    12,492    900,000  Shrs              Shared-Defined  1,2           900,000
SONICWALL INC                  Common    835470105     4,368    400,000  Shrs              Shared-Defined  1,2           400,000
SYMANTEC CORP                  Common    871503108     2,128    100,000  Shrs              Shared-Defined  1,2           100,000
SYMANTEC CORP                  Option    871503958     2,128    100,000           Put      Shared-Defined  1,2           100,000
VOLTERRA SEMICONDUCTOR CORP    Common    928708106     1,219     75,000  Shrs              Shared-Defined  1,2            75,000